Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss for the year	$ 2,302
Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss for the year	241
Tax Year 2020 [Member]
Operating Loss Carryforwards [Line Items]
Non operating loss utilized	824
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit	$ 0